(ROCKLAND LOGO)
                               SEMI-ANNUAL REPORT

                                 March 31, 1997

                            THE ROCKLAND GROWTH FUND

                                  RETAIL CLASS

                              INSTITUTIONAL CLASS

                                (ROCKLAND LOGO)
                               SEMI-ANNUAL REPORT
                                                                    May 22, 1997
Dear Fellow Shareholders,

  At the time of this letter, median revenue and earnings growth for the holdings in your Rockland Growth Fund have accelerated to 52% and 69%, respectively. The median price to earnings ratio based on 1998 earnings remains an inexpensive 17 times.

  Towards the end of April we saw strong earnings power drive stock prices upward, and the Fund's shares gained over 10% in 6 trading days with strong momentum since. Earnings announcements during the second quarter have demonstrated accelerated power and we are seeing the inexpensive valuations of small company growth stocks start to expand.

  Careful and selective short positions have boosted the Fund's performance by about 1.2% since the Fund started operations in December. As of May 12, we are back over our initial net asset value and are outperforming many other small capitalization growth stock funds of similar style, some of which are still down in double digits. We strongly believe that owning some of the fastest growing small companies in America over time will produce superior returns. We also believe that the small size of the Fund allows us to react much more quickly to information than the massive funds in the marketplace today, a decided advantage in your favor.

  Thanks for your continued confidence in our stock picking ability. Trustees and officers of the Fund, as well as employees of the adviser, all have money invested in Fund shares right alongside yours.

  Sincerely yours,

  /s/ Richard H. Gould              /s/ Charles S. Cruice

  Richard H. Gould CFA CMT          Charles S. Cruice


                      GREENVILLE CAPITAL MANAGEMENT, INC.
                                    Presents
                            THE ROCKLAND GROWTH FUND
                                  a Series of
 The Rockland Funds Trust     P.O. Box 701     Milwaukee, Wisconsin 53201-0701
                                 1-800-497-3933

ROCKLAND GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES -- MARCH 31, 1997 (UNAUDITED)

ASSETS:
  Investments, at value (cost $5,944,682)                          $5,543,870
  Receivable from broker for proceeds on securities sold short        210,155
  Receivable for investments sold                                     372,763
  Dividends receivable                                                  1,285
  Interest receivable                                                   1,371
  Organizational expenses, net of accumulated amortization             31,931
  Other assets                                                            452
                                                                   ----------
  Total Assets                                                      6,161,827
                                                                   ----------

LIABILITIES:
  Securities sold short, at value (Proceeds of $209,651)              180,325
  Payable for securities purchased                                    390,038
  Payable to Adviser                                                    4,856
  Accrued expenses and other liabilities                              250,165
                                                                   ----------
  Total Liabilities                                                   825,384
                                                                   ----------
NET ASSETS                                                         $5,336,443
                                                                   ==========

NET ASSETS CONSIST OF:
  Capital stock                                                    $6,034,428
  Accumulated undistributed net investment loss                      (11,038)
  Accumulated undistributed net realized loss on investments sold (315,461) Net unrealized appreciation (depreciation) on:
  Investments                                                       (400,812)
  Short positions                                                      29,326
                                                                   ----------
  Total Net Assets                                                 $5,336,443
                                                                   ==========

RETAIL CLASS:
  Net assets                                                          $45,598
  Shares of beneficial interest outstanding
    (unlimited shares of $.001 par value authorized)                    5,077
  Net asset value and redemption price per share                        $8.98
                                                                   ==========

  Maximum offering price per share                                      $9.26
                                                                   ==========

INSTITUTIONAL CLASS:
  Net assets                                                       $5,290,845
  Shares of beneficial interest outstanding
    (unlimited shares of $.001 par value authorized)                  588,810
  Net asset value, redemption price and offering price per share        $8.99
                                                                   ==========


                     See notes to the financial statements.

ROCKLAND GROWTH FUND
STATEMENT OF OPERATIONS -- DECEMBER 2, 1996 (1)<F1> THROUGH MARCH 31, 1997 (UNAUDITED)

INVESTMENT INCOME:
  Dividend income                                                      $5,886
  Interest income                                                       9,367
                                                                   ----------
  Total investment income                                              15,253
                                                                   ----------
EXPENSES:
  Investment advisory fee                                              13,910
  Administration fee                                                   13,164
  Shareholder servicing and accounting costs                           16,012
  Custody fees                                                          1,548
  Federal and state registration                                        5,057
  Professional fees                                                     6,882
  Reports to shareholders                                               2,678
  Directors' fees and expenses                                          1,492
  Amortization of organizational expenses                               2,147
  Distribution expenses -- Retail Class                                    18
  Other                                                                 4,622
                                                                   ----------
  Total operating expenses before reimbursement                        67,530
  Less:   Reimbursement from Adviser                                 (43,132)
                                                                   ----------
  Total expenses                                                       24,398
                                                                   ----------
NET INVESTMENT LOSS                                                   (9,145)
                                                                   ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized loss on investments sold                                 (315,461)
  Change in unrealized appreciation (depreciation) on:
  Investments                                                       (400,812)
  Short positions                                                      29,326
                                                                   ----------
  Net realized and unrealized loss on investments                   (686,947)
                                                                   ----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS               $(696,092)
                                                                   ==========

(1)<F1>Commencement of operations.

                     See notes to the financial statements.

ROCKLAND GROWTH FUND
STATEMENT OF CHANGES IN NET ASSETS -- DECEMBER 2, 1996 (1)<F2>THROUGH MARCH 31, 1997 (UNAUDITED)

OPERATIONS:
  Net investment loss                                                $(9,145)
  Net realized loss on investments sold                             (315,461)
  Change in unrealized appreciation (depreciation) on:
  Investments                                                       (400,812)
  Short positions                                                      29,326
                                                                   ----------
  Net decrease in net assets resulting from operations              (696,092)
                                                                   ----------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold                                         6,033,026
  Shares issued to holders in reinvestment of dividends                 2,510
                                                                   ----------
  Increase in net assets resulting from capital
     share transactions                                             6,035,536
                                                                   ----------
DISTRIBUTIONS TO INSTITUTIONAL CLASS
  SHAREHOLDERS FROM NET INVESTMENT INCOME                             (3,001)
                                                                   ----------
NET INCREASE IN NET ASSETS                                          5,336,443
NET ASSETS:
  Beginning of period                                                       0
                                                                   ----------
  End of period (including undistributed net
     investment loss of ($11,038))                                 $5,336,443
                                                                   ==========

(1)<F2>Commencement of operations.

                     See notes to the financial statements.

ROCKLAND GROWTH FUND
FINANCIAL HIGHLIGHTS -- DECEMBER 2, 1996 (1)<F3>THROUGH MARCH 31, 1997
(UNAUDITED)

                                                           RETAIL  INSTITUTIONAL
                                                            CLASS          CLASS
                                                          -------  -------------
Per Share Data:
Net asset value, beginning of period                       $10.00      $10.00
                                                          -------     -------
Income from investment operations:
  Net investment loss (6)<F8>                              (0.05)      (0.02)
  Net realized and unrealized losses on investments        (0.97)      (0.97)
                                                          -------     -------
  Total from investment operations                         (1.02)      (0.99)
                                                          -------     -------
Less distributions:
  Dividends from net investment income                         --      (0.02)
                                                          -------     -------
Net asset value, end of period                              $8.98       $8.99
                                                          =======      ======

Total return (2)<F4>                                     (10.20)%     (9.95)%
Supplemental data and ratios:
  Net assets, end of period                               $45,598  $5,290,845
  Ratio of operating expenses to average net
    assets (3)<F5>(4)<F6>                                   2.00%       1.75%
  Ratio of net investment loss to average net
    assets (3)<F5>(4)<F6>                                 (0.90)%     (0.65)%
  Portfolio turnover rate (5)<F7>                         126.13%     126.13%
  Average commission rate paid (5)<F7>                    $0.0507     $0.0507

(1)<F3>Commencement of operations.
(2)<F4>Not annualized for the period December 2, 1996 through March 31, 1997.
(3)<F5>Annualized for the period December 2, 1996 through March 31, 1997.
(4)<F6>Without expense reimbursements of $43,132 for the period December 2, 1996 through March 31, 1997, the ratio of operating expenses to average net assets would have been 5.10% and 4.85% for the Retail and Institutional classes respectively, and the ratio of net investment loss to average net assets would have been (4.00)% and (3.75)% for the Retail and Institutional classes respectively.
(5)<F7>Portfolio turnover and average commission rate paid are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(6)<F8>Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the period December 2, 1996 through March 31, 1997.

                     See notes to the financial statements.

ROCKLAND GROWTH FUND
SCHEDULE OF INVESTMENTS -- MARCH 31, 1997 (UNAUDITED)

    SHARES                                                              VALUE
   -------                                                             ------
            COMMON STOCKS -- 91.3%*<F9>

            APPLIANCES -- 1.8%*>F9>
     6,500  AIM Safety Company, Inc.**<F10>#<F11>                     $94,106
                                                                    ---------

            AUTOS & TRUCKS -- 2.6%*<F9>
     5,000  Lithia Motors, Inc.**<F10>                                 58,750
     4,500  Monaco Coach Corporation**<F10>                            80,438
                                                                    ---------
                                                                      139,188
                                                                    ---------

            BUILDING MATERIALS -- 2.3%*<F9>
     7,000  Falcon Building Products, Inc.**<F10>                     122,500
                                                                    ---------

            BUSINESS SERVICES -- 7.5%*<F9>
     2,500  America Online, Inc.**<F10>                               105,937
     9,000  Mail-Well, Inc.**<F10>                                    177,750
     6,000  Personnel Group of America, Inc.**<F10>                   117,750
                                                                    ---------
                                                                      401,437
                                                                    ---------

            COMPUTERS -- 5.3%*<F9>
     8,000  Advanced Digital Information Corporation**<F10>           102,000
     2,000  Network Appliance, Inc.**<F10>                             65,000
     6,000  Procom Technology, Inc.**<F10>                             63,000
     1,000  U.S. Robotics Corporation**<F10>                           55,375
                                                                    ---------
                                                                      285,375
                                                                    ---------

            CONSUMER NON-DURABLES -- 0.8%*<F9>
     3,000  Twinlab Corporation**<F10>                                 40,500
                                                                    ---------

            DISTRIBUTION -- 3.1%*<F9>
     8,000  CHS Electronics, Inc.**<F10>                              163,000
                                                                    ---------

            DRUGS -- 4.7%*<F9>
     7,000  Amylin Pharmaceuticals, Inc.**<F10>                        84,875
     1,000  BioChem Pharma, Inc.**<F10>                                43,000
    10,000  ChiRex Inc.**<F10>                                        102,500
     3,000  Creative BioMolecules, Inc.**<F10>                         22,500
                                                                    ---------
                                                                      252,875
                                                                    ---------

            ELECTRONICS -- 4.6%*<F9>
     7,000  ACT Manufacturing, Inc.**<F10>                            145,250
     3,000  Checkpoint Systems, Inc.**<F10>                            51,375
     3,000  GenRad, Inc.**<F10>                                        46,500
                                                                    ---------
                                                                      243,125
                                                                    ---------

            ENTERTAINMENT & LEISURE -- 6.2%*<F9>
     5,000  Action Performance Companies, Inc.**<F10>                  97,500
     4,000  Hollywood Entertainment Corporation**<F10>                 97,500
     5,000  Regal Cinemas, Inc.**<F10>                                135,000
                                                                    ---------
                                                                      330,000
                                                                    ---------

            FINANCIAL SERVICES -- 3.5%*<F9>
     5,000  Leasing Solutions, Inc.**<F10>                             93,750
     3,000  Charles Schwab Corporation                                 95,625
                                                                    ---------
                                                                      189,375
                                                                    ---------

            HEALTH CARE SERVICES & SUPPLIES -- 2.4%*<F9>
     5,000  Premier Research Worldwide, Ltd.**<F10>(1)<F12>            82,500
     3,000  SeaMED Corporation**<F10>                                  48,000
                                                                    ---------
                                                                      130,500
                                                                    ---------

            INSURANCE -- 5.5%*<F9>
     4,000  IPC Holdings Limited                                       97,500
     4,000  Mutual Risk Management Ltd.                               145,000
     3,500  Symons International Group, Inc.**<F10>                    49,000
                                                                    ---------
                                                                      291,500
                                                                    ---------

            MISCELLANEOUS -- 1.0%*<F9>
     3,500  Vivid Technologies, Inc.**<F10>                            56,000
                                                                    ---------

            OIL-DOMESTIC -- 6.7%*<F9>
     3,000  Apache Corporation                                        100,500
     3,000  Comstock Resources, Inc.**<F10>                            25,875
     3,000  Costilla Energy, Inc.**<F10>                               43,500
     6,000  Layne Christensen Company**<F10>                           96,000
     7,000  Plains Resources, Inc.**<F10>                              92,750
                                                                    ---------
                                                                      358,625
                                                                    ---------

            OIL-INTERNATIONAL -- 1.0%*<F9>
     3,000  Core Laboratories N.V.**<F10>                              53,250
                                                                    ---------

            OIL & GAS SERVICES -- 1.3%*<F9>
     1,500  BJ Services Company** <F10>                                71,812
                                                                    ---------

            RESTAURANTS -- 3.0%*<F9>
     5,000  Dave & Buster's, Inc.**<F10>                              111,250
    10,000  Taco Cabana**<F10>                                         46,250
                                                                    ---------
                                                                      157,500
                                                                    ---------
            RETAIL -- 2.4%*<F9>
     4,000  dELiA*s Inc.**<F10>                                        74,000
     3,000  Pier 1 Imports, Inc.                                       52,875
                                                                    ---------
                                                                      126,875
                                                                    ---------

            SEMICONDUCTORS -- 6.5%*<F9>
     3,000  Advanced Technology Materials, Inc.**<F10>                 51,750
     1,000  Maxim Integrated Products, Inc.**<F10>                     48,375
       800  Novellus Systems, Inc.**<F10>                              55,200
     5,000  3Dlabs Inc., Ltd.**<F10>                                  117,500
     3,000  Triquint Semiconductor, Inc.**<F10>                        71,625
                                                                    ---------
                                                                      344,450
                                                                    ---------

            SHOES -- 1.8%*<F9>
     2,700  Wolverine World Wide, Inc.                                 98,550
                                                                    ---------

            SOFTWARE -- 0.8%*<F9>
     3,500  Award Software International, Inc.**<F10>                  40,250
                                                                    ---------

            TELECOMMUNICATIONS -- 9.2%*<F9>
     1,500  Ascend Communications, Inc.**<F10>                         61,125
     1,000  Cascade Communications Corp.**<F10>                        26,375
     1,000  CIENA Corporation**<F10>                                   28,437
     1,000  COLT Telecom Group PLC ADR**<F10>                          18,875
     4,000  Harmonic Lightwaves, Inc.**<F10>                           55,000
     1,000  Newbridge Networks Corporation**<F10>                      28,625
     1,500  P-COM, Inc.**<F10>                                         39,000
     2,000  QUALCOMM, Inc.**<F10>                                     112,750
     2,500  Teledata Communication Ltd.**<F10>                         45,000
     7,000  Yurie Systems, Inc.**<F10>                                 74,375
                                                                    ---------
                                                                      489,562
                                                                    ---------

            TEXTILES & APPAREL -- 4.7%*<F9>
     7,000  Farah, Inc.**<F10>                                         70,000
     6,000  Synthetic Industries, Inc.**<F10>                         106,500
     2,000  WestPoint Stevens, Inc.**<F10>                             76,250
                                                                    ---------
                                                                      252,750
                                                                    ---------

            TRANSPORTATION -- 1.6%*<F9>
     3,500  Hub Group, Inc. - Class A**<F10>                           87,500
                                                                    ---------

            UTILITIES-TELEPHONE -- 1.0%*<F9>
       500  Telecomunicacoes Brasileiras S/A-Telebras ADR              51,188
                                                                    ---------

            TOTAL COMMON STOCKS (Cost $5,262,627)                   4,871,793
                                                                    ---------

            INVESTMENT UNIT TRUST -- 4.7%*<F9>
     3,300  Standard and Poor's Depositary Receipts (1)<F12>
              (Cost $251,163)                                        $248,325

                                                                    ---------

            MUTUAL FUNDS -- 3.0%*<F9>
     2,800  Oppenheimer Capital                                        92,400
    70,000  Portico Institutional Money Market Fund                    70,000
                                                                    ---------
            TOTAL MUTUAL FUNDS (Cost $169,540)                        162,400
                                                                    ---------

 PRINCIPAL
    AMOUNT
 ---------
            SHORT-TERM INVESTMENTS -- 4.9%*<F9>
            Variable Rate Demand Notes -- 4.9%*<F9>
  $153,128  Johnson Controls, Inc.                                    153,128
   108,224  Wisconsin Electric Power Co.                              108,224
                                                                    ---------
            TOTAL SHORT-TERM INVESTMENTS (Cost $261,352)              261,352
                                                                    ---------
            TOTAL INVESTMENTS (Cost $5,944,682)                    $5,543,870
                                                                    =========

 *<F9>Calculated as a percentage of net assets.
**<F10>Non-income producing security.
 #<F11>Foreign security.
(1)<F12>All or a portion of the securities have been committed as collateral for open short positions.


ROCKLAND GROWTH FUND
SCHEDULE OF SECURITIES SOLD SHORT -- MARCH 31, 1997 (UNAUDITED)

  Shares                                                            Value
  ------                                                            -----
  5,000    Premier Research Worldwide, Ltd.                         $82,500
  1,300    Standard and Poor's Depositary Receipts                   97,825
                                                                  ---------
           TOTAL SECURITIES SOLD SHORT (Proceeds $209,651)         $180,325
                                                                  =========


                     See notes to the financial statements.

ROCKLAND GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS -- MARCH 31, 1997 (UNAUDITED)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

  The Rockland Funds Trust (the "Trust") was organized on July 31, 1996, as a Delaware business trust and is registered as an open-end management investment company under the Investment Company Act of 1940 ("1940 Act"). The Trust currently consists of one series, The Rockland Growth Fund (the "Fund"). The investment objective of the Fund is to seek capital appreciation. In seeking its investment objective of capital appreciation, the Fund will, under normal market conditions, invest primarily in equity securities of domestic companies. The Fund is structured for flexibility and risk reduction, but centered around investment in high quality growth stocks with an emphasis on those companies whose growth potential, in the opinion of the Fund's investment adviser, Greenville Capital Management, Inc., has been overlooked by Wall Street analysts. The Fund issued and sold 10,000 Institutional shares of its capital stock at $10 per share on October 21, 1996. The Fund commenced operations on December 2, 1996.

  The costs incurred in connection with the organization, initial registration and public offering of shares, aggregating $34,078, have been paid by the Adviser. The Fund will reimburse the Adviser. These costs are being amortized over the period of benefit, but not to exceed sixty months from the Fund's commencement of operations.

  The Fund has issued two classes of shares: Retail and Institutional. The Retail shares are subject to a 0.25% 12b-1 fee and an initial sales charge imposed at the time of purchase, in accordance with the Fund's prospectus. The maximum sales charge is 3% of the offering price or 3.09% of the net asset value. Each class of shares has identical rights and privileges except with respect to 12b-1 fees paid by Retail shares and voting rights on matters affecting a single class of shares.

  The following is a summary of significant accounting policies consistently followed by the Fund.

  a) Investment Valuation - Common stocks, other equity-type securities, and securities sold short that are listed on a security exchange or quoted on NASDAQ are valued at the last quoted sales price on which such securities are primarily traded. Common stocks, other equity-type securities, and securities sold short which are listed on an exchange or the NASDAQ Stock Market but which are not traded on the valuation date are valued at the mean between the current bid and asked price. Options purchased or written by the Fund are valued at the average of the current bid and asked prices. Mutual fund investments are valued at the net asset value on the day the valuation is made. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by management in accordance with procedures approved by the Board of Trustees. Debt securities (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

  b) Transactions with Brokers for Short Sales - The Fund's receivable from broker for proceeds on securities sold short is with one major security dealer. The Fund does not require the broker to maintain collateral in support of the receivable from broker for proceeds on securities sold short.

  c) Federal Income Taxes - No provision for federal income taxes has been made since the Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and intends to distribute investment company net taxable income and net capital gains to shareholders.

  d) Distributions to Shareholders - Dividends from net investment income are declared and paid annually in December. Distributions of net realized capital gains, if any, will be declared at least annually and distributed in December.

  e) Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

  f) Foreign Securities - Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

  g) Other - Investment and shareholder transactions are recorded no later than the first business day after the trade date. The Fund determines the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis. Generally accepted accounting principles require that permanent financial reporting and tax differences be reclassified to capital stock.

2.   SHARES OF BENEFICIAL INTEREST
  Transactions in shares of beneficial interest for the period December 2, 1996, through March 31, 1997 were as follows:

                         $         SHARES
                        ----       ------
  RETAIL SHARES:
  Shares sold         $51,617      5,077
                      =======    =======

  INSTITUTIONAL SHARES:
  Shares sold        $5,981,409  588,564
  Shares issued
    to owners in
    reinvestment
    of dividends        2,510        246
                     --------  ---------
  Total increase     $5,983,919  588,810
                     =========  ========

3.   INVESTMENT TRANSACTIONS

  The aggregate purchases and sales of investments, excluding short-term investments and short positions, by the Fund for the period December 2, 1996 through March 31, 1997, were $10,237,126 and $4,238,335, respectively.

  At March 31, 1997, gross unrealized appreciation and depreciation of investments for tax purposes were as follows:

  Appreciation               $158,842
  (Depreciation)             (595,351)
                              -------
  Net depreciation
    on investments          $(436,509)
                             ========
  At March 31, 1997, the cost of investments for federal income tax purposes was $5,980,379.

4.   INVESTMENT ADVISORY AND OTHER AGREEMENTS

  The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with Greenville Capital Management, Inc. Pursuant to its advisory agreement with the Trust, the Investment Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 1.00% as applied to the Fund's daily net assets.

  The Investment Adviser has voluntarily agreed to waive its management fee and/or reimburse the operating expenses to the extent necessary to insure that the total operating expenses do not exceed 2.00% and 1.75% of the Fund's average daily net assets for the Retail class and Institutional class, respectively.

  Firstar Trust Company, a subsidiary of Firstar Corporation, a publicly held bank holding company, serves as custodian, transfer agent, administrator and accounting services agent for the Fund.

5.   SHORT POSITIONS

  As a portfolio management strategy, the Fund may engage in short sales of securities, which result in obligations of the Fund to make a future delivery of a specific security. These obligations are subject to the risk that the security's market price at the delivery date will exceed the amount of proceeds initially received, and that the Fund may be required to purchase the security at prevailing market prices (or deliver the security if owned by the Fund) and thus realize a loss on the transaction. Obligations under short sales are reported as liabilities and are adjusted to the current market value of the security to be delivered. The Fund generally maintains deposits with brokers approximating the market value of securities sold short.

6.   DISTRIBUTION PLAN

  The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan"), which requires the Retail class to pay the Distributor a distribution fee of up to 0.25% of its average daily net assets computed on an annual basis. Under the terms of the Plan, the Distributor is authorized to, in turn, pay all or a portion of this fee to any securities dealer, financial institution or any other person who renders assistance in distributing or promoting the sale of Retail class shares pursuant to a written agreement. To the extent such fee is not paid to such persons, the Distributor may use the fee for its own distribution expenses incurred in connection with the sale of the shares, although it is the Distributor's current intention to pay out all or most of the fee. The Fund made no payments pursuant to the Plan for the period ended March 31, 1997.

                                    TRUSTEES
                             Mr. Charles S. Cruice
                              Mr. Richard H. Gould
                               Dr. Peter Utsinger
                             Mr. Robert D. Harrison
                              Mr. Richard W. Vague

                                    OFFICERS
                        Mr. Charles S. Cruice, President
                        Mr. Richard H. Gould, Treasurer
                          Mr. Jeffrey Rugen, Secretary

                               INVESTMENT ADVISOR
                      Greenville Capital Management, Inc.
                         100 South Rockland Falls Road
                              Rockland, DE  19732

                           CUSTODIAN, ADMINISTRATOR,
                                 TRANSFER AGENT
                         AND DIVIDEND-DISBURSING AGENT
                             Firstar Trust Company
                              Mutual Fund Services
                                  Third Floor
                            615 East Michigan Street
                              Milwaukee, WI  53202

                            INDEPENDENT ACCOUNTANTS
                             KPMG Peat Marwick LLP
                            777 E. Wisconsin Avenue
                              Milwaukee, WI  53202

                                 LEGAL COUNSEL
                              Godfrey & Kahn, S.C.
                              780 N. Water Street
                              Milwaukee, WI  53202